Employee benefits - Plan assets and reimbursement rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ (72,710)
Interest income on plan assets	629	$ 1,965
Administration expenses paid from the plan	1,247	1,848
Defined benefit liability (asset), ending balance	(115,287)	(72,710)
Plan assets	1,024,424	947,995
Reimbursement rights	24,033	23,879
Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	971,874	846,873
Interest income on plan assets	18,426	25,316
Business acquisitions (Note 27a)	664
Employer contributions	24,156	35,468
Return on assets excluding interest income	15,626	133,706
Plan participants contributions	91	102
Benefits paid from the plan	(32,864)	(28,886)
Benefits paid directly by employer	(5,072)	(5,655)
Administration expenses paid from the plan	(1,247)	(1,848)
Foreign currency translation adjustment	56,803	(33,202)
Defined benefit liability (asset), ending balance	1,048,457	971,874
Plan assets	1,024,424	947,995
Reimbursement rights	24,033	23,879
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	96,227
Defined benefit liability (asset), ending balance	85,509	96,227
Plan assets	977,137	908,406
Reimbursement rights	0	0
U.K. | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	908,406	787,550
Interest income on plan assets	17,255	22,271
Business acquisitions (Note 27a)	0
Employer contributions	14,398	24,430
Return on assets excluding interest income	15,976	133,821
Plan participants contributions	91	102
Benefits paid from the plan	(28,793)	(25,395)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,189)	(1,696)
Foreign currency translation adjustment	50,993	(32,677)
Defined benefit liability (asset), ending balance	977,137	908,406
Plan assets	977,137	908,406
Reimbursement rights	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(66,135)
Defined benefit liability (asset), ending balance	(68,819)	(66,135)
Plan assets	12,766	12,803
Reimbursement rights	22,505	22,360
Germany | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	35,163	36,420
Interest income on plan assets	204	620
Business acquisitions (Note 27a)	0
Employer contributions	2,430	2,765
Return on assets excluding interest income	46	(784)
Plan participants contributions	0	0
Benefits paid from the plan	(1,645)	(263)
Benefits paid directly by employer	(2,787)	(2,576)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	1,860	(1,019)
Defined benefit liability (asset), ending balance	35,271	35,163
Plan assets	12,766	12,803
Reimbursement rights	22,505	22,360
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(58,048)
Defined benefit liability (asset), ending balance	(83,750)	(58,048)
Plan assets	692	0
Reimbursement rights	0	0
France | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0	0
Interest income on plan assets	3	0
Business acquisitions (Note 27a)	664
Employer contributions	454	1,248
Return on assets excluding interest income	0	0
Plan participants contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(454)	(1,248)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	25	0
Defined benefit liability (asset), ending balance	692	0
Plan assets	692	0
Reimbursement rights	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(44,754)
Defined benefit liability (asset), ending balance	(48,227)	(44,754)
Plan assets	33,829	26,786
Reimbursement rights	1,528	1,519
Other | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	28,305	22,903
Interest income on plan assets	964	2,425
Business acquisitions (Note 27a)	0
Employer contributions	6,874	7,025
Return on assets excluding interest income	(396)	669
Plan participants contributions	0	0
Benefits paid from the plan	(2,426)	(3,228)
Benefits paid directly by employer	(1,831)	(1,831)
Administration expenses paid from the plan	(58)	(152)
Foreign currency translation adjustment	3,925	494
Defined benefit liability (asset), ending balance	35,357	28,305
Plan assets	33,829	26,786
Reimbursement rights	$ 1,528	$ 1,519